ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
ACCOUNTS PAYABLE [Text Block]

12. Accounts Payable

The following table summarizes the Company's accounts payable:

	December 31, 2021	December 31, 2020
Exploration and evaluation expenditures	$1,005,260	$417,566
Non-exploration and evaluation expenditures	$483,119	$297,886

Total Accounts Payable	$1,488,379	$715,452